PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

	DECEMBER 31,
	2012	2011
Cost
Computers and office equipment	$8,645	$6,805
Leasehold improvements	2,502	2,199
	$11,147	$9,004
Accumulated Depreciation	6,941	5,131
Property and equipment, net	$4,206	$3,873